                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-06434

                     Morgan Stanley Insured Municipal Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                       COUPON   MATURITY
THOUSANDS                                                                        RATE      DATE         VALUE
---------                                                                       ------   --------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (158.1%)
            ALASKA (3.6%)
  $10,000   North Slope Borough, Alaska, Ser 2000 B (MBIA Insd)                   0.00%  06/30/10   $   9,394,800
                                                                                                    -------------
            ARIZONA (1.2%)
    2,000   Arizona Board of Regents, Arizona State University Ser 2004
               COPs (AMBAC Insd)                                                  5.00   09/01/30       2,038,660
    1,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien
               Wastewater Ser 2004 (MBIA Insd)                                    5.00   07/01/27       1,031,220
                                                                                                    -------------
                                                                                                        3,069,880
                                                                                                    -------------
            CALIFORNIA (21.0%)
   16,000   Anaheim Public Financing Authority, California, Anaheim
               Electric Ser 2007-A (MBIA Insd)*                                   4.50   10/01/37      15,231,760
    2,500   California, Economic Recovery Ser 2004 (MBIA Insd)                    5.00   07/01/15       2,753,775
    6,000   California, Ser 2007 (MBIA Insd)                                      4.25   08/01/33       5,496,960
    4,000   Eastern Municipal Water District, Water & Sewer Refg Ser
               2006 A COPs (MBIA Insd)                                            5.00   07/01/32       4,057,480
    6,000   Golden State Tobacco Securitization Corporation, California,
               Enhanced Asset Backed Ser 2005 A (FGIC Insd)                       5.00   06/01/38       5,948,640
    2,000   Kern County Board of Education, California, Refg 2006 Ser A
               COPs (MBIA Insd)                                                   5.00   06/01/31       2,030,500
    3,000   Los Angeles, California, Ser 2004 A (MBIA Insd)                       5.00   09/01/24       3,155,880
    2,000   Sacramento County Sanitation District Financing Authority,
               California, Sacramento Regional Ser 2006 (FGIC Insd)               5.00   12/01/36       2,068,020
    5,000   San Diego County Water Authority, California, Ser 2004 A
               COPs (FSA Insd)                                                    5.00   05/01/29       5,138,850
    2,000   San Francisco City & County, City Buildings Ser 2007 A COPs
               (FGIC Insd)                                                        4.50   09/01/37       1,833,340
    1,000   University of California, Limited Projects Ser 2005 B (FSA Insd)      5.00   05/15/30       1,036,760
    3,120   University of California, Ser 2007 J (FSA Insd)*                      4.50   05/15/31       3,082,888
    2,880   University of California, Ser 2007-J (FSA Insd) *                     4.50   05/15/35       2,845,742
                                                                                                    -------------
                                                                                                       54,680,595
                                                                                                    -------------
            COLORADO (5.2%)
    2,000   Arkansas River Power Authority, Colorado, Power Ser 2006
               (XLCA Insd)                                                        5.25   10/01/40       2,026,540
    5,000   Denver City & County, Colorado, Airport Refg Ser 2000 A
               (AMT) (AMBAC Insd)                                                 6.00   11/15/18       5,218,750
    6,500   Denver Convention Center Hotel Authority, Refg Ser 2006
               (XLCA Insd)                                                        5.00   12/01/35       6,360,900
                                                                                                    -------------
                                                                                                       13,606,190
                                                                                                    -------------
            DISTRICT OF COLUMBIA (1.5%)
    4,000   District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)               5.00   02/01/31       4,009,160
                                                                                                    -------------
            FLORIDA (5.7%)
    2,155   Miami Dade County, Florida, Miami Int'l  Airport Refg Ser
               2003 B (AMT) (MBIA Insd)                                           5.25   10/01/18       2,266,478
    2,270   Miami Dade County, Florida, Miami Int'l  Airport Refg Ser
               2003 B (AMT) (MBIA Insd)                                           5.25   10/01/19       2,370,902
   10,000   Tamp Bay Water Authority, Ser 2001 B (FGIC Insd)                      5.00   10/01/31      10,144,700
                                                                                                    -------------
                                                                                                       14,782,080
                                                                                                    -------------
            GEORGIA (3.8%)
    5,000   Atlanta, Airport Ser 2004 C (FSA Insd)                                5.00   01/01/33       5,102,900
    2,000   Atlanta, Water & Wastewater, Ser 1999 A (FGIC Insd)                   5.00   11/01/29       2,018,520
      900   Fulton County Development Authority, Georgia, Morehouse
               College Ser 2000 (AMBAC Insd)                                      5.25   10/01/39       1,004,265
    1,700   Fulton County Development Authority, Georgia, Morehouse
               College Ser 2000 (AMBAC Insd)                                      6.25   12/01/21       1,879,571
                                                                                                    -------------
                                                                                                       10,005,256
                                                                                                    -------------
            HAWAII (8.1%)
    5,000   Hawaii, Airports Refg Ser 2001 (AMT) (FGIC Insd)                      5.25   07/01/21       5,114,950
    5,000   Honolulu City & County, Hawaii, Ser 2003 A (MBIA Insd)*               5.52   03/01/25       5,327,350
    5,000   Honolulu City & County, Hawaii, Ser 2003 A (MBIA Insd)*               5.25   03/01/26       5,289,475
    5,000   Honolulu City & County, Hawaii, Wastewater Ser 2001 (AMBAC Insd)      5.13   07/01/11+      5,433,150
                                                                                                    -------------
                                                                                                       21,164,925
                                                                                                    -------------
            ILLINOIS (17.4%)
    3,000   Chicago, Illinios, O'Hare Int'l Airport, Ser 2005 A (MBIA Insd)       5.25   01/01/25       3,098,880
    2,000   Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003
               B-2  (AMT) (FSA Insd)                                              5.75   01/01/23       2,143,520
    2,000   Chicago, Illinois, Refg 2001 A (MBIA Insd)                            0.00   01/01/21++     1,898,320
    2,000   Chicago, Illinois, Refg 2001 A (MBIA Insd)                            0.00   01/01/22++     1,887,740
    8,000   Chicago, Illinois, Refg Ser 1992 (AMBAC Insd)                         6.25   01/01/11       8,483,760
   10,000   Illinois, Ser 2001 (MBIA Insd)                                       5.375   01/01/15      11,386,100
   10,000   Illinois, Ser 2001 (MBIA Insd)                                       5.375   04/01/16      11,451,300
    4,000   Regional Transportation Authority, Illinois, Refg Ser 1999
               (FSA Insd)                                                         5.75   06/01/21       4,773,160
                                                                                                    -------------
                                                                                                       45,122,780
                                                                                                    -------------
            INDIANA (1.1%)
    3,000   Indiana Health Facilities Financing Authority, Community
               Health Ser 2005 A (AMBAC Insd)                                     5.00   05/01/35       2,979,900
                                                                                                    -------------
            IOWA (2.7%)
    3,600   Vision Iowa Ser 2001 (MBIA Insd)                                      5.50   02/15/19       4,176,792
    2,500   Vision Iowa Ser 2001 (MBIA Insd)                                      5.50   02/15/20       2,898,050

                                                                                                    -------------
                                                                                                        7,074,842
                                                                                                    -------------
            KENTUCKY (5.6%)
   10,000   Louisville & Jefferson County Metropolitan Sewer District,
               Kentucky, Ser 1999 A (FGIC Insd)                                   5.75   05/15/33      10,446,500
    3,800   Louisville Board of Water Works, Kentucky, Water Ser 2000
               (FSA Insd)                                                         5.50   11/15/25       3,995,928
                                                                                                    -------------
                                                                                                       14,442,428
                                                                                                    -------------
            LOUISIANA (0.8%)
    2,000   Louisiana Public Facilities Authority, Baton Rouge General
               Medical Center-FHA Insured Mtge Ser 2004 (MBIA Insd)               5.25   07/01/33       2,050,780
                                                                                                    -------------
            MARYLAND (1.0%)
    2,500   Maryland Economic Development Corporation, Maryland Aviation
            Administration Ser 2003 (AMT) (FSA Insd)                             5.375   06/01/22       2,624,050
                                                                                                    -------------
            MICHIGAN (2.1%)
    5,000   Detroit, Michigan, Sewage Disposal Ser 2001 A (FGIC Insd))           5.125   07/01/11+      5,422,900
                                                                                                    -------------
            MINNESOTA (4.9%)
    3,000   Brainerd Independent School District #181, Minnesota, Ser
               2002 A (FGIC Insd)                                                5.375   02/01/18       3,265,560
    5,000   Minneapolis - St Paul Metropolitan Airports Commission,
               Minnesota, Ser 2001 C (FGIC Insd)                                  5.25   01/01/11+      5,395,350
    4,000   Minneapolis, Minnesota, Fairview Health 2005 Ser D (AMBAC Insd)       5.00   11/15/34       4,000,960
                                                                                                    -------------
                                                                                                       12,661,870
                                                                                                    -------------
            MISSOURI (0.8%)
    2,000   Missouri Joint Municipal Electric Utility Commission Plum Point
               Ser 2006 (MBIA Insd)                                               5.00   01/01/25       2,035,900
                                                                                                    -------------
            MONTANA (0.7%)
    1,750   Montana Facility Finance Authority, Benefis Health System
               (AGC Insd)                                                         5.00   01/01/37       1,788,448
                                                                                                    -------------
            NEVADA (2.8%)
    4,000   Clark County, Nevada, Transportation Impr Ltd Tax Ser 06/01/92
               B (AMBAC Insd)                                                     6.50   06/01/17       4,925,960
    5,000   Nevada Department of Business & Industry, Las Vegas Monorail
               1st Tier Ser 2000 (AMBAC Insd)                                    0.000   01/01/21       2,308,100
                                                                                                    -------------
                                                                                                        7,234,060
                                                                                                    -------------
            NEW JERSEY (3.9%)
    2,770   New Jersey Housing Mortgage Finance Authority, Home Buyer Ser
               2000 CC (AMT) (MBIA Insd)                                         5.878   10/01/31       2,839,444
    2,000   New Jersey Transportation Trust Fund Authority, Ser 2005 C
               (FGIC Insd)                                                        5.25   06/15/20       2,167,460
    5,000   New Jersey Turnpike Authority, Ser 2003 A (AMBAC Insd)                5.00   01/01/30       5,101,950
                                                                                                    -------------
                                                                                                       10,108,854
                                                                                                    -------------
            NEW MEXICO (0.6%)
    1,500   Albuquerque, New Mexico, Gross Receipts Lodgers' Tax Refg Ser
               2004 A (FSA Insd)                                                  5.00   07/01/37       1,545,975
                                                                                                    -------------
            NEW YORK (16.6%)
   12,000   Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA Insd)       4.50   02/15/47      11,459,040
    1,000   Long Island Power Authority, New York, Ser 2006 A (XLCA Insd)         5.00   12/01/26       1,016,010
    6,805   Metropolitan Transportation Authority, New York, State Service
               Contract Refg Ser 2002 B (MBIA Insd)                               5.50   07/01/20       7,411,053
   10,000   Metropolitan Transportation Authority, New York, Transportation
               Refg Ser 2002 A (AMBAC Insd)                                       5.50   11/15/17      11,080,600
    2,000   Metropolitan Transportation Authority, New York, Transportation
               Refg Ser 2002 A (AMBAC Insd)                                       5.00   11/15/25       2,052,040
    1,000   New York City Industrial Development Agency, Queens Baseball
               Stadium Ser 2006 (AMBAC Insd)                                      5.00   01/01/31       1,009,630
    2,000   New York City Industrial Development Agency, Yankee Stadium Ser
               2006 (FGIC Insd)                                                   5.00   03/01/46       2,000,600
    2,000   New York State Dormitory Authority, Montefiore Hospital  - FHA
               Insured Mtge Ser 2004 (FGIC Insd)                                  5.00   08/01/29       2,058,880
    5,000   New York State Energy Research & Development Authority, Brooklyn
            Union Gas Co 1996 Ser (MBIA Insd)#                                    5.50   01/01/21       5,008,550
                                                                                                    -------------
                                                                                                       43,096,403
                                                                                                    -------------
            NORTH CAROLINA (1.6%)
    2,000   University of North Carolina at Wilmington, Student Housing Ser
               2005 COPs (FGIC Insd)                                              5.00   06/01/36       2,023,740
    2,030   University of North Carolina Ser 2000 (AMBAC Insd)                    5.25   10/01/10+      2,202,246
                                                                                                    -------------

                                                                                                        4,225,986
                                                                                                    -------------
            OHIO (2.9%)
    1,965   Hamilton County, Ohio, Sales Tax 2000 (AMBAC Insd)                    5.25   12/01/32       2,032,517
    5,000   Hamilton County, Ohio, Sales Tax 2000 (AMBAC Insd)                    5.25   12/01/10+      5,396,200
                                                                                                    -------------
                                                                                                        7,428,717
                                                                                                    -------------
            OREGON (0.7%)
    1,685   Oregon Department of Administrative Services, COPs Ser 2005 B
               (FGIC Insd)                                                        5.00   11/01/24       1,750,108
                                                                                                    -------------
            PENNSYLVANIA (3.7%)
    1,500   Delaware County Industrial Development Authority, Pennsylvania,
               Aqua Inc Ser A 2005 (AMT) (FGIC Insd)                              5.00   11/01/37       1,488,405
    4,000   Pennsylvania Turnpike Commission, Ser A 2004 (AMBAC Insd)             5.00   12/01/34       4,085,600
    4,000   Pennsylvania Turnpike Commission, Ser A 2004 (AMBAC Insd)             5.00   12/01/26       4,116,000
                                                                                                    -------------
                                                                                                        9,690,005
                                                                                                    -------------
            SOUTH CAROLINA (7.1%)
    5,000   Grand Strand Water & Sewer Authority, South Carolina, Refg Ser
               2001 (FSA Insd)                                                    5.00   06/01/31       5,185,950
    1,000   Medical University Hospital Authority, South Carolina, FHA
               Insured Mtge Ser 2004 A (MBIA Insd)                                5.25   02/15/25       1,041,770
    2,000   South Carolina Public Service Authority, Santee Cooper Ser
               2003 A (AMBAC Insd)                                                5.00   01/01/27       2,051,380
    9,325   South Carolina Public Service Authority, Santee Cooper 2002 B
               (FSA Insd)                                                        5.375   01/01/17      10,144,574
                                                                                                    -------------
                                                                                                       18,423,674
                                                                                                    -------------
            TEXAS (18.8%)
   10,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A & B (FSA Insd)*    5.125   05/15/27      10,123,075
    2,000   Austin, Texas, Water & Wastewater Ser 2004 A (AMBAC Insd)             5.00   11/15/27       2,065,480
   15,000   Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)      5.25   05/15/23      15,772,650
    9,970   Lower Colorado River Authority, Refg Ser 1999 A (FSA Insd)           5.875   05/15/16      10,499,606
       30   Lower Colorado River Authority, Refg Ser 2001 A (FSA Insd)           5.875   05/15/16          31,732
    2,000   San Antonio, Water & Refg Ser 2002 A (FSA Insd)                       5.50   05/15/32       2,182,460
    2,500   San Antonio, Water & Refg Ser 2002 A (FSA Insd)                       5.50   05/15/20       2,719,700
    2,000   San Antonio, Water & Refg Ser 2002 A (FSA Insd)                       5.00   05/15/32       2,045,140
    3,000   Wichita Falls, Texas, Water & Sewer Ser 2001 (AMBAC Insd)            5.375   08/01/11+      3,290,280
                                                                                                    -------------
                                                                                                       48,730,123
                                                                                                    -------------
            UTAH (1.2%)
    3,000   Utah Board of Regents, University of Utah - Huntsman Cancer
               Institute Refg Ser 2000 A (MBIA Insd)                              5.50   04/01/10+      3,229,230
                                                                                                    -------------
            VIRGINIA (1.3%)
    3,000   Alexandria Industrial Development Authority, Institute for
               Defense Analysis Ser 2000 A (AMBAC Insd)                           5.90   10/01/10+      3,304,680
                                                                                                    -------------
            WASHINGTON (9.7%)
    3,000   Cowitz County, Public Utility District # 1, Production Ser 2006
               (MBIA Insd)                                                        5.00   09/01/31       3,015,480
    5,000   King County, Sewer Refg 2001 (FGIC Insd)                              5.00   01/01/31       5,072,550
    4,010   Port of Seattle, Passenger Facility Ser 1998 A (MBIA Insd)*           5.00   12/01/23       4,056,560
    2,500   Port of Seattle, Ser 2001 B (AMT) (MBIA Insd)                        5.625   02/01/24       2,572,650
   10,000   Seattle, Washington, Light & Power Refg Rev 2001 (FSA Insd)           5.13   03/01/26      10,423,200
                                                                                                    -------------
                                                                                                       25,140,440
                                                                                                    -------------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $402,427,992)                                      410,825,039
                                                                                                    -------------

NUMBER OF
SHARES
 (000)
------------
            SHORT-TERM INVESTMENT (a) (3.1%)
            INVESTMENT COMPANY
    8,119   Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
               Institutional Class (Cost $8,119,293)                                                    8,119,293
                                                                                                    -------------
            TOTAL INVESTMENTS (Cost $410,547,285)                                                     418,944,332
                                                                                                    -------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD
               (-12.8%)
 (33,260)   Notes with interest rates ranging from 2.11% to 3.78% at January
               31, 2008 and contractual maturities of collateral ranging from
               12/01/23 to 10/01/37 +++ (b) (Cost $(33,260,000))                                      (33,260,000)
                                                                                                    -------------
            TOTAL NET INVESTMENTS (Cost $377,287,285) (c) (d)                    148.4                385,684,332
            OTHER ASSETS IN EXCESS OF LIABILITES                                   1.6                  4,230,569
            PREFERRED SHARES OF BENEFICIAL INTEREST                              (50.0)              (130,000,000)
                                                                                ------              -------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                         100.0%               259,914,901
                                                                                ======              =============

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

FHA  Federal Housing Authority

# A portion of this security has been physically segregated in connection with open futures contracts in the amount of $301,760.

+    Prerefunded to call date shown.

++ Security is a "step-up" bond where the coupon increases on predetermined future date.

+++ Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2008.

* Underlying securities related to inverse floaters entered into by the Trust.

(a) The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class. For the period ended January 31, 2008, advisory fees paid were reduced by $2,016 relating to the Trust's investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class.

(b) Floating Rate Note Obligations Related to Securities Held - The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2008, Trust investments with a value of $45,956,850 are held by the Dealer Trusts and serve as collateral for the $33,260,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2008 are presented in the "Portfolio of Investments".

(c) Securities have been designated as collateral in an amount equal to $120,326,698 in connection with open futures contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond insurance:

AGC   Assured Guaranty Corporation.

AMBAC AMBAC Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA   Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

XLCA  XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2008:

                                                                       UNREALIZED
NUMBER OF   LONG/       DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION/
CONTRACTS   SHORT          MONTH AND YEAR          AMOUNT AT VALUE   (DEPRECIATION)
---------   -----   ----------------------------   ---------------   --------------
   545       Long   U.S. Treasury Swaps 10 Year,
                       March 2008                     62,036,331      1,602,396
    39       Long   U.S. Treasury Notes 5 Year,
                       March 2008                    $ 4,407,000     $   (5,275)
     2       Long   U.S. Treasury Notes 5 Year,
                       March 2008                        225,156           (361)
    57      Short   U.S. Treasury Notes 2 Year,
                       March 2008                    (12,153,469)       (96,718)
   263      Short   U.S. Treasury Notes 10 Year,
                       March 2008                    (30,697,031)      (280,231)
   110      Short   U.S. Treasury Bonds 20 Year,
                       March 2008                    (13,124,375)       (40,931)
                                                                     -----------
                    NET UNREALIZED APPRECIATION...................   $ 1,178,880
                                                                     ===========

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008


                                        3